Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.31	$ 0.22	$ 0.24
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.30	$ 0.22	$ 0.24